UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Okumus Fund Management Ltd.

Address:    767 Third Avenue, 35th Floor
            New York, New York 10017

13F File Number: 028-14288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Shyam Srinivasan
Title:      Chief Financial Officer
Phone:      212-201-2640

Signature, Place and Date of Signing:


/s/ Shyam Srinivasan              New York, New York          May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $ 111,593
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number          Name

1.    028-XXXXX                     Okumus Opportunistic Value Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7     COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION     MNGRS   SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ---- ----------     -----   ----      ------ ----
AVG TECHNOLOGIES N V          SHS              N07831105  75,590     5,430,317 SH       SHARED-DEFINED  1      5,430,317
BLYTH INC                     COM NEW          09643P207  19,909     1,146,809 SH       SHARED-DEFINED  1      1,146,809
RIVERBED TECHNOLOGY INC       COM              768573107  14,895       998,333 SH       SHARED-DEFINED  1        998,333
SMART TECHNOLOGIES INC        CL A SUB VTG S   83172R108   1,199       862,297 SH       SHARED-DEFINED  1        862,297

SK 21952 0014 1382033